UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-04345)

Exact name of registrant as specified in charter:	Putnam Tax Free Income Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2025

Date of reporting period:	August 1, 2024 – January 31, 2025

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Tax-Free High Yield Fund
Class A [PTHAX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Tax-Free High Yield Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$46	0.90%
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$676,584,067
Total Number of Portfolio Holdings*	413
Portfolio Turnover Rate	9%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Tax-Free High Yield Fund	PAGE 1	38915-STSA-0325

Putnam Tax-Free High Yield Fund
Class C [PTCCX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Tax-Free High Yield Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$83	1.65%
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$676,584,067
Total Number of Portfolio Holdings*	413
Portfolio Turnover Rate	9%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Tax-Free High Yield Fund	PAGE 1	38915-STSC-0325

Putnam Tax-Free High Yield Fund
Class R6 [PTFRX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Tax-Free High Yield Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$32	0.63%
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$676,584,067
Total Number of Portfolio Holdings*	413
Portfolio Turnover Rate	9%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Tax-Free High Yield Fund	PAGE 1	38915-STSR6-0325

Putnam Tax-Free High Yield Fund
Class Y [PTFYX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Tax-Free High Yield Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class Y	$33	0.65%
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$676,584,067
Total Number of Portfolio Holdings*	413
Portfolio Turnover Rate	9%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Tax-Free High Yield Fund	PAGE 1	38915-STSY-0325

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
Tax-Free High Yield
Fund

Financial Statements and Other Important Information

Semiannual | January 31, 2025

Financial Statements and Other Important Information—Semiannual	franklintempleton.com

The fund’s portfolio 1/31/25 (Unaudited)
Key to holding’s abbreviations

AGM Assured Guaranty Municipal Corporation

AMBAC AMBAC Indemnity Corporation

BAM Build America Mutual

FCS Farm Credit System

G.O. Bonds General Obligation Bonds

TAN Tax Anticipation Notes

VRDN Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 2.25% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (99.2%)*	Rating**	Principal amount	Value
Alaska (1.2%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Dena’ Nena’ Henash), 4.00%, 10/1/44	A+/F	$8,750,000	$8,165,157
			8,165,157
Arizona (3.4%)
AZ State Indl. Dev. Auth. Ed. Rev. Bonds, (KIPP New York, Inc., Jerome Fac.), Ser. B, 4.00%, 7/1/51	BBB–	2,000,000	1,761,560
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), Ser. G, 5.00%, 7/1/37	BB	1,500,000	1,517,120
Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds, (Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	1,500,000	1,511,308
Maricopa Cnty., Indl. Dev. Auth. Ed. 144A Rev. Bonds, (Grand Canyon U.), 7.375%, 10/1/29	Ba1	3,700,000	3,764,206
Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.)
Ser. A, 5.00%, 7/1/46	BB	750,000	750,034
5.00%, 7/1/35	BB	1,500,000	1,503,951
Ser. A, 5.00%, 7/1/35	BB	1,750,000	1,754,752
Pima Cnty., Indl. Dev. Auth. Sr. Living 144A Rev. Bonds, (La Posada at Park Centre, Inc.)
7.00%, 11/15/57	BBB–/P	1,650,000	1,783,582
6.875%, 11/15/52	BBB+/P	500,000	539,207
6.75%, 11/15/42	BBB+/P	1,000,000	1,087,371
6.25%, 11/15/35	BBB+/P	1,060,000	1,141,236
Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	A3	1,525,000	1,639,547
5.00%, 12/1/32	A3	1,500,000	1,609,050
Sierra Vista, Indl. Dev. Auth. Ed. Fac. 144A Rev. Bonds, (American Leadership Academy, Inc.), 5.00%, 6/15/64	BB/P	700,000	669,836
Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds, (Agribusiness & Equine Ctr.), 5.00%, 3/1/32	BB+	1,195,000	1,195,241
Yavapai Cnty., Indl. Dev. Ed. Auth. 144A Rev. Bonds, Ser. A, 5.00%, 9/1/34	BB+	500,000	500,067
			22,728,068
Arkansas (0.1%)
AR State Dev. Fin. Auth. Rev. Bonds, (Washington Regional Med. Ctr.), 5.00%, 2/1/36	Baa3	825,000	846,466
			846,466
California (8.0%)
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds
(Aster Apt.), Ser. A-1, 4.00%, 2/1/56	A–/P	3,275,000	2,816,143
(Fountains at Emerald Park), 3.00%, 8/1/56	A/P	2,000,000	1,436,421
CA Hsg. Fin. Agcy. Muni. Certif. Rev. Bonds, Ser. 21-1, Class A, 3.50%, 11/20/35	BBB+	131,779	126,039
CA Hsg. Fin. Agcy., Ltd. Oblig. Multi-Fam. Hsg. Rev. Bonds, (Found Middle LP), 5.20%, 12/1/27	BBB/P	2,750,000	2,761,166
CA Pub. State Fin. Auth. Sr. Living 144A Rev. Bonds, (Enso Village Project), Ser. A
5.00%, 11/15/51	B–/P	1,000,000	934,243
5.00%, 11/15/46	B–/P	500,000	478,225
5.00%, 11/15/36	B–/P	750,000	759,843
CA State Infrastructure & Econ. Dev. Bank 144A Rev. Bonds, (WFCS Holdings II, LLC), Ser. B, zero %, 1/1/61	B–/P	7,255,000	576,877
CA State Infrastructure & Econ. Dev. Bk. 144A Rev. Bonds, (DesertXpress Enterprises, LLC), 8.00%, 1/1/50	C/P	1,900,000	1,956,834
CA State Muni. Fin. Auth. 144A Rev. Bonds
(Westside Neighborhood School), 6.375%, 6/15/64	BB	1,100,000	1,190,688
(Westside Neighborhood School), 6.20%, 6/15/54	BB	600,000	645,521
(Catalyst Impact Fund 1, LLC), Class I, 6.00%, 1/1/39	BB/P	1,700,000	1,768,862
CA State Tobacco Securitization Agcy. Rev. Bonds
Ser. B-2, zero %, 6/1/55	BB–/P	20,390,000	4,051,403
(Gold Country Settlement Funding Corp.), Ser. B-2, zero %, 6/1/55	BB+/P	7,620,000	1,669,403
CMFA Special Fin. Agcy. I 144A Rev. Bonds, (Social Bond), Ser. A-2, 4.00%, 4/1/56	BB/P	3,500,000	2,661,915

Tax-Free High Yield Fund
1

MUNICIPAL BONDS AND NOTES (99.2%)* cont.	Rating**	Principal amount	Value
California cont.
CSCDA Cmnty. Impt. Auth. Rev. Bonds, (Pasadena Portfolio), Ser. A-2, 3.00%, 12/1/56	BBB+/P	$4,000,000	$2,786,038
CSCDA Cmnty. Impt. Auth. 144A Rev. Bonds
(Anaheim), 4.00%, 8/1/56	BBB–/P	4,835,000	4,207,197
(1818 Platinum Triangle Apt.), 3.25%, 4/1/57	BBB/P	3,200,000	2,353,584
(Jefferson-Anaheim), 3.125%, 8/1/56	BBB+/P	1,900,000	1,445,542
(City of Orange Portfolio), 3.00%, 3/1/57	BBB+/P	1,200,000	843,054
(Essential Hsg.), Ser. A-2, 3.00%, 2/1/57	A–/P	5,500,000	3,847,966
(Jefferson-Anaheim), 2.875%, 8/1/41	A–/P	1,440,000	1,302,614
Davis, Joint Unified School Dist. G.O. Bonds, (Yolo Cnty., Election 2018), BAM, 3.00%, 8/1/38	AA	3,140,000	2,851,827
Hastings Campus HFA Rev. Bonds, (U. of CA Hastings College of the Law), Ser. A, 5.00%, 7/1/61	BB–/P	2,500,000	2,274,689
Long Beach, Bond Fin. Auth. Rev. Bonds, (Natural Gas Purchase), Ser. A, 5.50%, 11/15/37	A1	2,000,000	2,295,177
Sunnyvale, Special Tax Bonds, (Cmnty. Fac. Dist. No. 1), 7.75%, 8/1/32	B+/P	3,035,000	3,045,161
Tobacco Securitization Auth. of Southern CA Rev. Bonds, Ser. B-2, Class 2, zero %, 6/1/54	BB+/P	14,660,000	2,942,108
			54,028,540
Colorado (5.2%)
Canyons Metro. G.O. Bonds, Ser. B, 6.50%, 12/1/54	B–/P	700,000	721,719
CCP Metro. G.O. Bonds, 5.00%, 12/1/53	BBB–/P	1,175,000	1,174,858
CO Pub. Hwy. Auth. Rev. Bonds, (E-470), zero %, 9/1/41	A1	1,000,000	487,579
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds
(Frasier Meadows Retirement Cmnty.), Ser. A, 5.25%, 5/15/47	BBB–/F	250,000	252,010
(Frasier Meadows Retirement Cmnty.), Ser. A, 5.25%, 5/15/37	BBB–/F	1,000,000	1,020,602
(Christian Living Neighborhood), 5.00%, 1/1/31	BB/P	2,000,000	2,013,903
(Covenant Living Cmnty. and Svcs. Oblig. Group), 4.00%, 12/1/50	A–/F	1,700,000	1,467,889
(Christian Living Neighborhoods Oblig. Group), 4.00%, 1/1/42	BB/P	1,000,000	901,569
(Christian Living Neighborhoods), 4.00%, 1/1/38	BBB/P	550,000	519,147
Denver City & Cnty., Arpt. Rev. Bonds
Ser. D, 5.75%, 11/15/37 T	Aa3	2,500,000	2,818,400
Ser. D, 5.75%, 11/15/38 T	Aa3	3,175,000	3,575,272
Plaza, Tax Alloc. Bonds, (Metro. Dist. No. 1), 5.00%, 12/1/40	A–/P	3,000,000	2,997,977
Prairie Ctr. Metro. Dist. No. 3 G.O. Bonds, Ser. A, 5.875%, 12/15/46	BBB–/P	2,100,000	2,248,088
Pub. Auth. for CO Energy Rev. Bonds, (Natural Gas Purchase), 6.50%, 11/15/38	A1	2,000,000	2,395,329
RainDance Metro. Dist. No. 1 Rev. Bonds, (Non-Potable Wtr. Enterprise)
5.25%, 12/1/50	BB+/P	1,375,000	1,367,626
5.00%, 12/1/40	BB+/P	624,000	620,209
Rampart Range Metro. Distr. Rev. Bonds, (Dist. No. 5), 4.00%, 12/1/51	BB–/P	2,000,000	1,678,951
Sky Dance Metro. G.O. Bonds, Ser. A, 6.00%, 12/1/54	B–/P	790,000	792,515
Southlands, Metro. Dist. No. 1 G.O. Bonds, Ser. A-1
5.00%, 12/1/47	Ba1	1,745,000	1,735,303
5.00%, 12/1/37	Ba1	500,000	502,527
Sterling Ranch Cmnty. Auth. Board Special Assmt. Bonds, (Metro. Dist. No. 1), 5.625%, 12/1/43	BB/P	718,000	740,309
Sunset Parks Metro. Dist. 144A G.O. Bonds, Ser. A, 5.125%, 12/1/54	BB–/P	1,410,000	1,410,623
Trails at Crowfoot Metro. Dist. No. 3 G.O. Bonds, Ser. B, 6.875%, 12/15/52	B–/P	700,000	684,784
Village Metro. Dist. G.O. Bonds
5.00%, 12/1/49	BB/P	1,250,000	1,257,422
5.00%, 12/1/40	BB/P	1,000,000	1,012,234
Windler Pub. Impt. Auth. Rev. Bonds, Ser. A-1, 4.125%, 12/1/51	B+/P	1,000,000	776,256
			35,173,101
Connecticut (0.4%)
CT State Hlth. & Edl. Fac. Auth. Rev. Bonds, (Masonicare Issue), Ser. F, 5.00%, 7/1/33	A–/F	1,500,000	1,508,046
CT State Hlth. & Edl. Fac. Auth. 144A Rev. Bonds, (Church Home of Hartford, Inc.), Ser. A, 5.00%, 9/1/46	BB/F	1,000,000	970,415
			2,478,461
Delaware (1.1%)
Bridgeville, 144A Special Tax Bonds, (Heritage Shores Special Dev. Dist.), 5.625%, 7/1/53	BB+/P	1,535,000	1,592,115
DE State Econ. Dev. Auth. Rev. Bonds, (ASPIRA Charter School), Ser. A
5.00%, 6/1/46	BB	1,820,000	1,803,381
5.00%, 6/1/36	BB	700,000	704,778
Millsboro Special Oblig. 144A Special Tax, (Plantation Lakes), 5.25%, 7/1/48	BB–/P	1,997,000	1,962,189
Millsboro Special Oblig. 144A Tax Alloc. Bonds, (Plantation Lakes Special Dev. Dist.), 5.125%, 7/1/38	BB–/P	1,494,000	1,488,625
			7,551,088

2
Tax-Free High Yield Fund

MUNICIPAL BONDS AND NOTES (99.2%)* cont.	Rating**	Principal amount	Value
District of Columbia (2.6%)
DC Rev. Bonds
(Plenary Infrastructure DC, LLC), 5.50%, 8/31/34	A3	$3,755,000	$4,227,615
(Ingleside at Rock Creek), Ser. A, 5.00%, 7/1/52	BB–/P	3,170,000	3,002,533
(Latin American Montessori Bilingual Pub. Charter School Oblig. Group), 5.00%, 6/1/40	BB+	2,750,000	2,753,630
(KIPP DC), Ser. B, 5.00%, 7/1/37	BBB+	3,315,000	3,394,178
(KIPP DC), 4.00%, 7/1/49	BBB+	1,000,000	885,452
(KIPP DC), 4.00%, 7/1/44	BBB+	250,000	230,573
DC 144A Rev. Bonds, (Rocketship DC Oblig. Group), Ser. 21-A, 5.00%, 6/1/61	BB/P	700,000	660,881
Metro. Washington DC, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
Cap Apprec 2nd Sr Lien, Ser. B, zero %, 10/1/40	A–	995,000	496,307
(Dulles Metrorail & Cap. Impt. Proj.) 4.00%, 10/1/53 T	A–	1,935,000	1,732,057
			17,383,226
Florida (8.7%)
Bella Collina, Cmnty. Dev. Dist. Special Assmt. Bonds
5.30%, 5/1/55	BB+/P	915,000	914,921
5.00%, 5/1/44	BB+/P	680,000	679,948
Cap. Projects Fin. Auth. Rev. Bonds, (CAPFA Cap. Corp. 2000F), Ser. A-1, 5.00%, 10/1/33	Baa3	2,000,000	2,093,676
Cap. Projects Fin. Auth. Student Hsg. 144A Rev. Bonds, (PRG — UnionWest Properties, LLC)
Ser. A-1, 5.00%, 6/1/58	Ba1	1,250,000	1,212,445
Ser. A-1, 5.00%, 6/1/54	Ba1	500,000	490,904
zero %, 6/1/62 ††	BB–/P	17,800,000	2,539,720
Cap. Trust Agcy. Rev. Bonds, (Wonderful Foundation Charter School Holdings, LLC), zero %, 1/1/60	B/P	6,000,000	486,709
Cap. Trust Agcy. Edl. Fac. Rev. Bonds, (Liza Jackson Preparatory School, Inc.)
5.00%, 8/1/55	Baa3	1,000,000	969,632
5.00%, 8/1/40	Baa3	300,000	303,286
FL State Dev. Fin. Corp. Ed. Fac. 144A Rev. Bonds, (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 4.00%, 7/1/51	BB/P	2,250,000	1,919,095
FL State Dev. Fin. Corp. Hlth. Care Fac. Rev. Bonds, (Shands Jacksonville Med. Ctr.), 5.00%, 2/1/52	Ba1	3,500,000	3,425,038
FL State Higher Edl. Fac. Financial Auth. Rev. Bonds, (St. Leo U., Inc. Oblig. Group), 5.00%, 3/1/49	BB	2,000,000	1,522,346
Gardens at Hammock Beach Cmnty. Dev. Dist. Assmt. Area One Special Assmt. Bonds, Ser. 1
5.65%, 5/1/54	BB/P	525,000	521,336
5.375%, 5/1/44	BB/P	305,000	303,572
Hobe-St. Lucie Conservancy Dist. Special Assmt. Bonds, (Unit of Dev. No. 1A), 5.875%, 5/1/55	BB–/P	1,000,000	1,025,846
Lake Cnty., Retirement Fac. Rev. Bonds, (Waterman Cmnty., Inc.), 5.75%, 8/15/55	B/P	1,750,000	1,742,467
Lakewood Ranch, Stewardship Dist. Special Assessment Bonds, (Village of Lakewood Ranch South), 5.00%, 5/1/36	B+/P	730,000	736,053
Lakewood Ranch, Stewardship Dist. Special Assmt. Bonds
(Star Farms at Lakewood Ranch), 5.55%, 5/1/54	BBB–/P	530,000	533,042
Ser. 24, 5.50%, 5/1/55	BBB–/P	760,000	753,600
(Star Farms at Lakewood Ranch), 5.30%, 5/1/44	BBB–/P	485,000	489,234
(Star Farms at Lakewood Ranch), 4.625%, 5/1/31	BBB–/P	210,000	210,958
Lakewood Ranch, Stewardship Dist. 144A Special Assmt., 4.00%, 5/1/50	B/P	500,000	425,279
Lakewood Ranch, Stewardship Dist. 144A Special Assmt. Bonds, (Northeast Sector), 5.30%, 5/1/39	B–/P	1,250,000	1,283,895
Landings Cmnty. Dev. Dist. Special Assmt. Bonds, 5.80%, 5/1/55	B/P	850,000	852,392
Lee Cnty., Indl. Dev. Auth. Rev. Bonds, (Shell Point), Ser. C, 5.00%, 11/15/54	BBB+	2,800,000	2,843,111
Miami-Dade Cnty., Indl. Dev. Auth. Rev. Bonds, (Pinecrest Academy, Inc.), 5.00%, 9/15/34	BBB	2,195,000	2,195,287
Middleton, Cmnty. Dev. Dist. Special Tax Bonds, 4.75%, 5/1/55	BBB–/P	1,595,000	1,540,276
Middleton, Cmnty. Dev. Dist. 144A Special Assmt. Bonds, (Dist. A), 6.20%, 5/1/53	BBB+/P	1,345,000	1,420,483
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds, (Orlando Hlth.), 4.00%, 10/1/52	A+	7,735,000	6,960,948
Palm Beach Cnty., Rev. Bonds, (Lynn U. Hsg.), Ser. A, 5.00%, 6/1/57	B+/P	1,045,000	960,323
Palm Beach Cnty., 144A Rev. Bonds, (PBAU Hsg.), Ser. A, 5.00%, 4/1/39	Ba1	500,000	484,671
Pinellas Cnty., Indl. Dev. Auth. Rev. Bonds, (2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	BBB+/P	2,770,000	2,786,185
Sarasota Cnty., Hlth. Fac. Auth. Retirement Fac. Rev. Bonds, (Village of Isle)
5.00%, 1/1/31	BB+/F	1,285,000	1,300,579
5.00%, 1/1/30	BB+/F	750,000	759,505
Seminole Cnty., 144A Rev. Bonds, (Galileo School Foundation, Inc. (The)), 4.00%, 6/15/51	Ba1	830,000	688,938

Tax-Free High Yield Fund
3

MUNICIPAL BONDS AND NOTES (99.2%)* cont.	Rating**	Principal amount	Value
Florida cont.
St. John’s Cnty., Indl. Dev. Auth. Rev. Bonds, (Life Care Ponte Vedra Oblig. Group), Ser. A
4.00%, 12/15/50	BB+/F	$750,000	$584,463
4.00%, 12/15/41	BB+/F	750,000	645,143
4.00%, 12/15/36	BB+/F	400,000	366,185
Tampa, Cap. Impt. Cigarette Tax Rev. Bonds, (Cap. Appn.), Ser. A
zero %, 9/1/45	A1	2,000,000	752,199
zero %, 9/1/41	A1	1,000,000	471,256
zero %, 9/1/40	A1	850,000	426,201
Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. 24
5.125%, 5/1/54	BB/P	360,000	347,607
4.80%, 5/1/44	BB/P	880,000	852,129
Venice, 144A Rev. Bonds, (Southwest FL Retirement Ctr., Inc.), Ser. A1, 5.625%, 1/1/60	BB+/F	625,000	636,611
Village Cmnty. Dev. Dist. No. 15 144A Special Assmt. Bonds
4.85%, 5/1/38	BBB/P	1,000,000	1,029,926
4.80%, 5/1/55	BBB–/P	800,000	784,052
Village, Special Assmt., (Cmnty. Dev. Dist. No. 13), 3.25%, 5/1/52	AA–/P	1,460,000	1,080,244
Village, 144A Special Assmt., (Village Cmnty. Dev. Dist. No. 13), 3.50%, 5/1/51	AA–/P	3,835,000	3,056,345
			58,408,061
Georgia (1.1%)
Cobb Cnty., Dev. Auth. Student Hsg. Rev. Bonds, (Kennesaw State U. Real Estate)
5.00%, 7/15/38	Baa2	1,205,000	1,189,824
5.00%, 7/15/38 (Prerefunded 7/15/25)	AAA/P	45,000	45,437
5.00%, 7/15/30	Baa2	1,175,000	1,177,558
5.00%, 7/15/30 (Prerefunded 7/15/25)	AAA/P	25,000	25,243
DeKalb Cnty., Dev. Auth. Rev. Bonds, (GLOBE Academy, Inc. (The)), Ser. A
5.00%, 6/1/63	Baa2	800,000	759,552
5.00%, 6/1/55	Baa2	400,000	388,447
Geo L Smith II GA Congress Ctr. 144A Rev. Bonds, (Signia Hotel Mgt., LLC.), 5.00%, 1/1/54	BB+/P	3,970,000	3,804,075
			7,390,136
Illinois (8.2%)
Chicago, G.O. Bonds
Ser. A, 5.00%, 1/1/44	BBB	2,000,000	2,012,381
Ser. A, 5.00%, 1/1/31	BBB	1,400,000	1,460,593
Ser. A, 5.00%, 1/1/30	BBB	2,600,000	2,734,925
Ser. B, 4.00%, 1/1/38	BBB	7,553,000	7,152,410
Ser. A, 4.00%, 1/1/36	BBB	3,150,000	3,034,318
Chicago, Special Assmt.
3.45%, 12/1/32	BBB/P	275,000	255,791
3.29%, 12/1/30	BBB/P	325,000	309,079
3.20%, 12/1/29	BBB/P	300,000	288,271
2.87%, 12/1/27	BBB/P	228,000	222,037
Chicago, Board of Ed. G.O. Bonds, Ser. H, 5.00%, 12/1/36	BB+	4,600,000	4,631,692
Chicago, Board of Ed. 144A G.O. Bonds, Ser. A, 7.00%, 12/1/46	BB+	1,500,000	1,584,772
Chicago, Midway Intl. Arpt. Rev. Bonds
Ser. A, BAM, 5.75%, 1/1/48	AA	2,000,000	2,166,582
Ser. C, 5.00%, 1/1/39	A	1,750,000	1,858,346
Chicago, O’Hare Intl. Arpt. Rev. Bonds, Ser. A, 5.50%, 1/1/55	A+	3,925,000	4,132,033
Du Page Cnty., Special Svc. Area No. 31 Special Tax Bonds, (Monarch Landing), 5.625%, 3/1/36	B/P	596,000	596,270
IL State G.O. Bonds, Ser. A
5.25%, 12/1/30	A3	5,000,000	5,262,731
5.00%, 10/1/33	A3	1,025,000	1,077,827
5.00%, 12/1/31	A3	7,200,000	7,519,027
IL State Fin. Auth. Rev. Bonds
(Plymouth Place), 5.25%, 5/15/50 (Prerefunded 5/15/25)	AAA/P	850,000	855,510
(Rosalind Franklin U. of Medicine and Science), Ser. A, 5.00%, 8/1/34	BBB+	650,000	664,402
(Southern IL Healthcare Enterprises, Inc.), 5.00%, 3/1/33	A–	200,000	204,272
IL State Fin. Auth. 144A Rev. Bonds, (Navy Pier, Inc.), Ser. B
5.00%, 10/1/49	Ba2	1,000,000	972,746
5.00%, 10/1/44	Ba2	750,000	735,233
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds, (CHF-Chicago, LLC), 5.00%, 2/15/47	Baa3	5,500,000	5,503,957
			55,235,205

4
Tax-Free High Yield Fund

MUNICIPAL BONDS AND NOTES (99.2%)* cont.	Rating**	Principal amount	Value
Indiana (0.2%)
IN State Fin. Auth. Student Hsg. Rev. Bonds, (CHF — Tippecanoe, LLC), 5.125%, 6/1/58	BBB–	$1,150,000	$1,166,685
			1,166,685
Iowa (0.8%)
IA State Fin. Auth. Rev. Bonds
(Lifespace Cmnty., Inc.), Ser. B, 7.50%, 5/15/53	BBB/F	1,400,000	1,579,654
(Lifespace Cmnty., Inc.), Ser. A, 5.125%, 5/15/59	BBB/F	3,500,000	3,501,002
			5,080,656
Kansas (0.1%)
Wyandotte, Cnty./Kansas City, Unified Govt. 144A Rev. Bonds, (Legends Apt. Garage & West Lawn), 4.50%, 6/1/40	BB+/P	945,000	927,403
			927,403
Kentucky (0.3%)
KY Econ. Dev. Fin. Auth. Rev. Bonds, (Masonic Home Indpt. Living), 5.00%, 5/15/36	BB/P	2,000,000	1,836,021
KY State Econ. Dev. Fin. Auth. Rev. Bonds, (Owensboro Hlth.), Ser. A, 5.25%, 6/1/41	Baa2	375,000	380,710
			2,216,731
Louisiana (0.9%)
LA Pub. Fac. Auth. Rev. Bonds, (Calcasieu River Bridge), 5.75%, 9/1/64	Baa3	3,500,000	3,789,198
LA State Local Govt. Env. Fac. & Cmnty. Dev. Auth. 144A Rev. Bonds, (Christwood)
5.25%, 11/15/59	BB/P	1,150,000	1,133,620
5.00%, 11/15/44	BB/P	765,000	760,191
			5,683,009
Maine (0.1%)
ME State Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (8/1/25), (Casella Waste Syst.), 5.125%, 8/1/35	B1	1,000,000	1,004,816
			1,004,816
Maryland (1.6%)
Brunswick, Special Tax, 5.00%, 7/1/36	B+/P	998,000	1,014,017
Frederick Cnty., Edl. Fac. 144A Rev. Bonds, (Mount St. Mary’s U.), Ser. A, 5.00%, 9/1/37	BB+	500,000	495,837
MD Econ. Dev. Corp. Rev. Bonds, (Morgan View & Thurgood Marshall Student Hsg.), Ser. A, 6.00%, 7/1/58	BBB–	5,025,000	5,478,930
MD State Econ. Dev. Corp. Tax Alloc. Bonds, (Port Covington), 4.00%, 9/1/50	B+/P	1,250,000	1,057,426
Prince Georges Cnty., Special Oblig. 144A Tax Alloc. Bonds, (Westphalia Town Ctr.)
5.25%, 7/1/48	B/P	2,000,000	2,013,450
5.125%, 7/1/39	B/P	300,000	302,067
Westminster, Rev. Bonds, (Lutheran Village at Miller’s Grant, Inc. (The)), Ser. A, 6.00%, 7/1/34	BB+/P	750,000	750,506
			11,112,233
Massachusetts (0.9%)
Lowell, Collegiate Charter School Rev. Bonds, 5.00%, 6/15/49	BB–/P	2,290,000	2,291,059
MA State Dev. Fin. Agcy. Rev. Bonds
(Milford Regl. Med. Ctr. Oblig. Group), Ser. F, 5.75%, 7/15/43 (Prerefunded 2/6/25)	BBB+	1,000,000	1,000,238
(Lasell U.), 4.00%, 7/1/50	BB	2,615,000	1,998,872
MA State Dev. Fin. Agcy. Hlth. Care Fac. 144A Rev. Bonds, (Adventcare), Ser. A, 6.65%, 10/15/28 (In default) †	D/P	2,035,000	20
MA State Wtr. Resource Auth. VRDN, Ser. A-3, 2.25%, 8/1/37	VMIG 1	890,000	890,000
			6,180,189
Michigan (2.3%)
Detroit, G.O. Bonds
5.00%, 4/1/37	Baa2	350,000	359,777
5.00%, 4/1/36	Baa2	1,400,000	1,442,001
(Fin. Recvy.), Ser. B-1, 4.00%, 4/1/44	BB/P	4,575,000	3,561,101
Ser. A, 4.00%, 4/1/40	Baa2	1,120,000	1,066,987
Flint, Hosp. Bldg. Auth. Rev. Bonds, Ser. A, 5.25%, 7/1/39	Ba1	500,000	497,103
MI State Fin. Auth. Ltd. Oblig. Rev. Bonds, (Lawrence Technological U.)
5.25%, 2/1/32	BBB–	1,000,000	1,014,787
5.00%, 2/1/47	BBB–	4,100,000	3,860,635
5.00%, 2/1/37	BBB–	1,080,000	1,085,417
MI State Fin. Auth. Ltd. Oblig. Higher Ed. Fac. Rev. Bonds, (Aquinas College), 5.00%, 5/1/46	BB/P	1,000,000	801,996
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 2.73%, 10/1/59	AA+	2,500,000	1,627,635
			15,317,439

Tax-Free High Yield Fund
5

MUNICIPAL BONDS AND NOTES (99.2%)* cont.	Rating**	Principal amount	Value
Minnesota (1.0%)
Baytown Twp., Lease Rev. Bonds, Ser. A, 4.00%, 8/1/36	BB+	$400,000	$378,074
Forest Lake, Charter School Lease Rev. Bonds, (LILA Bldg. Co.), Ser. A, 5.25%, 8/1/43	BB+	615,000	623,340
Ham Lake, Charter School Lease Rev. Bonds
(DaVinci Academy of Arts & Science), Ser. A, 5.00%, 7/1/47	BB–/P	1,000,000	896,853
(Parnassus Preparatory School), Ser. A, 5.00%, 11/1/36	BB+	1,500,000	1,510,342
MN State Higher Ed. Fac. Auth. Rev. Bonds, (Augsburg U.), Ser. A, 5.00%, 5/1/46	Ba1	1,000,000	710,748
St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds, (Hmong College Preparatory Academy), 5.00%, 9/1/55	BB+	2,750,000	2,674,329
			6,793,686
Missouri (2.2%)
MI State Hlth. & Edl. Fac. Rev. Bonds, (U. of Hlth. Sciences & Pharmacy in St. Louis)
4.00%, 5/1/43	BB+	3,965,000	3,171,600
4.00%, 5/1/38	BB+	930,000	794,425
MI State Hlth. & Edl. Fac. 144A Rev. Bonds, (U. of Hlth. Sciences & Pharmacy in St. Louis), 4.00%, 5/1/45	BB+	3,500,000	2,723,426
Plaza at Noah’s Ark Cmnty. Impt. Dist. Rev. Bonds
3.125%, 5/1/35	B+/P	500,000	437,656
3.00%, 5/1/30	B+/P	725,000	682,336
Saint Louis, Indl. Dev. Auth. Fin. Rev. Bonds, (Ballpark Village Dev.), Ser. A, 4.75%, 11/15/47	BB–/P	1,625,000	1,351,004
St. Louis Cnty., Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Friendship Village)
5.25%, 9/1/53	BB+/F	4,250,000	4,206,358
5.00%, 9/1/48	BB+/F	1,750,000	1,698,055
			15,064,860
Nevada (0.5%)
Las Vegas, Special Assmt. Bonds
5.00%, 6/1/30	B+/P	810,000	810,232
(Special Impt. Dist. No. 816), 3.125%, 6/1/51	BB+/P	1,415,000	995,398
Las Vegas, Impt. Dist. No. 812 Special Assessment Bonds, (Summerlin Village 24), 5.00%, 12/1/35	BBB–/P	635,000	640,401
North Las Vegas, Local Impt. Special Assmt. Bonds, (Valley Vista Special Impt. Dist. No. 64), 4.50%, 6/1/39	B/P	650,000	628,966
Sparks, Special Impt. Special Assmt. Bonds, 5.125%, 6/1/54	BB–/P	500,000	495,186
			3,570,183
New Hampshire (1.4%)
National Fin. Auth. Rev. Bonds
(Caritas Acquisitions VII, LLC), Ser. A, 4.50%, 8/15/55	BBB–/P	3,495,000	3,022,245
(Caritas Acquisitions VII, LLC), Ser. A, 4.25%, 8/15/46	BBB–/P	1,650,000	1,448,328
(Caritas Acquisitions VII, LLC), Ser. A, 4.125%, 8/15/40	BBB–/P	1,475,000	1,336,712
(NH Bus. Fin. Auth.), Ser. 2, 3.625%, 8/20/39	A3	3,784,788	3,553,348
			9,360,633
New Jersey (1.9%)
Camden Cnty., Impt. Auth. School Rev. Bonds, (KIPP Cooper Norcross), 6.00%, 6/15/62	BBB	3,000,000	3,166,354
NJ State Econ. Dev. Auth. Rev. Bonds
(Paterson Charter School Science & Tech.), Ser. A, 6.10%, 7/1/44	BB+	655,000	655,841
(Paterson Charter School for Science & Tech.), Ser. A, 6.00%, 7/1/32	BB+	250,000	250,386
(Continental Airlines, Inc.), 5.50%, 6/1/33	BB	2,000,000	2,011,808
(Paterson Charter School), Ser. C, 5.30%, 7/1/44	BB+	2,250,000	2,250,850
(Provident Group-Montclair State U. Student Hsg. & Properties), 5.00%, 6/1/37	AA	1,000,000	1,023,922
(North Star Academy Charter School of Newark, Inc.), 5.00%, 7/15/32	BBB–	1,000,000	1,026,115
NJ State Econ. Dev. Auth. Energy Fac. Rev. Bonds, (UMM Energy Partners, LLC), Ser. A, 5.00%, 6/15/37	Baa2	1,000,000	999,965
NJ State Econ. Dev. Auth. Fac. Rev. Bonds, (Continental Airlines, Inc.), 5.625%, 11/15/30	BB	1,000,000	1,001,448
			12,386,689
New Mexico (0.2%)
Sante Fe, Retirement Fac. Rev. Bonds, (El Castillo Retirement Residences), Ser. A, 5.00%, 5/15/49	BB+/F	1,200,000	1,176,752
			1,176,752

6
Tax-Free High Yield Fund

MUNICIPAL BONDS AND NOTES (99.2%)* cont.	Rating**	Principal amount	Value
New York (6.8%)
Build NY City Resource Corp. Rev. Bonds, (New World Preparatory Charter School), Ser. A, 4.00%, 6/15/51	BB–/P	$500,000	$415,023
Monroe Cnty., Indl. Dev. Corp. 144A Rev. Bonds, (True North Rochester Preparatory Charter School), 5.00%, 6/1/59	Baa3	540,000	541,117
NY State Liberty Dev. Corp. Rev. Bonds
(7 World Trade Ctr. II, LLC), 3.125%, 9/15/50	Aaa	425,000	333,699
(4 World Trade Ctr.), 3.00%, 11/15/51	A+	6,025,000	4,464,655
(7 World Trade Ctr. II, LLC), 3.00%, 9/15/43	Aaa	3,200,000	2,646,465
2.875%, 11/15/46	A+	2,650,000	1,944,240
(Port Auth. of NY & NJ), Ser. 1WTC, 2.75%, 2/15/44	AA–	2,250,000	1,683,551
NY State Liberty Dev. Corp. 144A Rev. Bonds, (World Trade Ctr.), Class 2, 5.375%, 11/15/40	BB–/P	1,250,000	1,251,181
NY State Thruway Auth. Personal Income Tax Rev. Bonds, Ser. C, 5.00%, 03/15/54 T	AA+	7,300,000	7,640,691
NY State Trans. Dev. Corp. Special Fac. Rev. Bonds, (Delta Air Lines, Inc.), 4.00%, 1/1/36	Baa3	4,405,000	4,241,958
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds
(JFK Intl. Arpt. New Term. One, LLC), 6.00%, 6/30/54	Baa3	4,400,000	4,737,498
(Delta Air Lines, Inc.), 5.625%, 4/1/40	Baa3	2,200,000	2,345,139
(Delta Air Lines, Inc.), 5.00%, 10/1/40	Baa3	2,000,000	2,058,029
(American Airlines, Inc.), 3.00%, 8/1/31	BB/F	1,150,000	1,078,348
NY State Urban Dev. Corp. Rev. Bonds, (Bidding Group 4), Ser. A, 3.00%, 3/15/50	AA+	1,000,000	759,807
Oneida Indian Nation 144A Rev. Bonds, (Oneida Indian Nation of NY), Ser. A, 8.00%, 9/1/40	BBB–/F	1,000,000	980,339
Port Auth. of NY & NJ Rev. Bonds, Ser. 218, 5.00%, 11/1/49 T	Aa3	4,485,000	4,604,077
Suffolk, Regl. Off-Track Betting Corp. Rev. Bonds, 6.00%, 12/1/53	BB–/P	2,730,000	2,824,622
Suffolk, Tobacco Asset Securitization Corp. Rev. Bonds, Ser. A-2, 4.00%, 6/1/50	BBB+	1,700,000	1,525,944
			46,076,383
North Carolina (1.2%)
NC State Med. Care Comm. Hlth. Care Fac. Rev. Bonds, (Lutheran Svcs. for the Aging, Inc. Oblig. Group), Ser. C, 4.00%, 3/1/42	BBB/F	2,500,000	2,287,737
NC State Med. Care Comm. Retirement Fac. Rev. Bonds
(Maryfield, Inc. Oblig. Group), 5.00%, 10/1/50	BB/P	1,500,000	1,459,727
(Twin Lakes Cmnty.), Ser. A, 5.00%, 1/1/49	BBB/F	2,970,000	2,982,421
(Southminister, Inc.), 5.00%, 10/1/37	BB/P	1,625,000	1,632,085
			8,361,970
North Dakota (0.2%)
Horace, G.O. Bonds, Ser. C, 5.00%, 5/1/50	Baa3	1,500,000	1,515,928
			1,515,928
Ohio (4.2%)
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. B-2, Class 2, 5.00%, 6/1/55	CCC/P	9,650,000	8,693,368
Ser. A-2, Class 1, 3.00%, 6/1/48	BBB+	4,870,000	3,619,556
Centerville, Hlth. Care Rev. Bonds, (Graceworks Lutheran Svcs.), 5.25%, 11/1/47	BB+/P	2,000,000	1,922,837
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds
(Playhouse Square Foundation), 5.50%, 12/1/43	BB+	500,000	509,027
(Playhouse Sq. Foundation), 5.25%, 12/1/38	BB+	1,065,000	1,088,598
Hamilton Cnty., Hlth. Care Rev. Bonds, (Life Enriching Cmnty.), 5.00%, 1/1/52	BBB–/F	785,000	760,146
Hickory Chase, Cmnty. Auth. Infrastructure Impt. 144A Rev. Bonds, (Hickory Chase), Ser. A, 5.00%, 12/1/40	B+/P	1,335,000	1,311,202
OH State Higher Edl. Fac. Comm. Rev. Bonds
(Capital U.), 6.00%, 9/1/52	BBB–	1,475,000	1,505,137
(Cleveland Inst. of Music (The)), 5.375%, 12/1/52	BBB–	3,300,000	3,371,028
5.25%, 12/1/48	BB	750,000	689,777
(Cleveland Inst. of Music (The)), 5.125%, 12/1/42	BBB–	3,490,000	3,590,883
Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds, (Memorial Hlth. Syst. Oblig. Group), 5.50%, 12/1/43	B+/F	235,000	223,615
Washington Cnty, Hosp. Rev. Bonds, (Marietta Area Hlth. Care, Inc.), 6.75%, 12/1/52	B+/P	750,000	820,492
			28,105,666
Oregon (2.4%)
Clackamas Cnty., Hosp. Fac. Auth. Rev. Bonds, (Rose Villa, Inc.), Ser. A, 5.375%, 11/15/55	BB/P	1,000,000	1,000,296
Port of Portland, Arpt. Rev. Bonds, Ser. 27-A, 4.00%, 7/1/50	AA–	15,710,000	14,281,056
Warm Springs, Reservation Confederated Tribes 144A Rev. Bonds, (Pelton-Round Butte), Ser. B
5.00%, 11/1/39	A3	700,000	735,895
5.00%, 11/1/32	A3	360,000	386,433
			16,403,680

Tax-Free High Yield Fund
7

MUNICIPAL BONDS AND NOTES (99.2%)* cont.	Rating**	Principal amount	Value
Pennsylvania (3.9%)
Chester Cnty., Indl. Dev. Auth. Rev. Bonds, (Collegium Charter School), Ser. A, 5.125%, 10/15/37	BB	$1,200,000	$1,202,997
Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds, (West Chester U. Student Hsg., LLC), Ser. A, 5.00%, 8/1/45	Ba2	2,200,000	2,091,709
Cumberland Cnty., Muni. Auth. Rev. Bonds, (Asbury PA Obligated Group), 5.00%, 1/1/45	BB+/P	1,000,000	945,686
Dallas, Area Muni. Auth. U. Rev. Bonds, (Misericordia U.), 5.00%, 5/1/48	Baa3	3,600,000	3,261,433
Lancaster Cnty., Hosp. Auth. Hlth. Care Fac. Rev. Bonds, (Moravian Manors, Inc.), Ser. A, 5.00%, 6/15/49	BB+/F	4,705,000	4,279,526
Lancaster, Indl. Dev. Auth. Rev. Bonds, (Willow Valley Communities), 4.00%, 12/1/44	A/F	1,150,000	1,034,491
Lehigh Cnty., Indl. Dev. Auth. Charter School Rev. Bonds, (Seven Generations Charter School), 4.00%, 5/1/51	BB	2,385,000	1,907,862
PA State Econ. Dev. Fin. Auth. Mandatory Put Bonds (6/1/27), (Talen Energy Supply, LLC), Ser. B, 5.25%, 12/1/37	B2	1,000,000	1,010,986
PA State Econ. Dev. Fin. Auth. Rev. Bonds, (PennDOT Major Bridges), 6.00%, 6/30/61	Baa2	2,500,000	2,724,672
PA State Higher Edl. Fac. Auth. Student Hsg. Rev. Bonds, (U. Properties, Inc.-East Stroudsburg), Ser. A, 5.00%, 7/1/31	Baa3	1,000,000	993,358
Philadelphia, Auth. for Indl. Dev. 144A Rev. Bonds, (U. of Arts (The))
12.834%, 3/5/25F	C/P	907,156	815,272
12.834%, 3/5/25 F	C/P	94,809	92,913
12.834%, 3/5/25 F	C/P	344,719	337,825
12.834%, 3/5/25 F	C/P	272,147	245,635
Philadelphia, Auth. for Indl. Dev. Rev. Bonds, (U. of Arts (The))
5.00%, 3/15/45 (In default) †	D/P	4,436,394	2,661,836
5.00%, 3/15/45 (Prerefunded 3/15/28)	AAA/P	75,000	79,802
Philadelphia, Auth. For Indl. Dev. Multi-Fam. 144A Rev. Bonds, (University Sq. Apt.), 5.25%, 12/1/47	BBB–/P	2,000,000	1,897,931
Wilkes-Barre, Fin. Auth. Rev. Bonds, (Wilkes U.), 4.00%, 3/1/42	BBB–	1,165,000	993,968
			26,577,902
Puerto Rico (4.1%)
Cmnwlth. of PR, G.O. Bonds, Ser. A-1
4.00%, 7/1/41	BB–/P	5,700,000	5,391,289
4.00%, 7/1/37	BB–/P	5,500,000	5,381,899
4.00%, 7/1/33	BB–/P	2,000,000	1,990,607
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A-2, 4.784%, 7/1/58	BBB–/P	240,000	236,616
Ser. A-1, 4.75%, 7/1/53	BBB–/P	9,430,000	9,266,702
Ser. A-1, 4.55%, 7/1/40	BBB–/P	59,000	59,149
Ser. A-2, 4.536%, 7/1/53	B/P	17,000	16,609
Ser. A-1, 4.50%, 7/1/34	B/P	116,000	116,285
Ser. A-2, 4.329%, 7/1/40	BBB–/P	600,000	595,356
Ser. A-1, zero %, 7/1/51	BBB–/P	1,236,000	299,037
Ser. A-1, zero %, 7/1/46	BBB–/P	1,518,000	498,859
Ser. A-1, zero %, 7/1/33	B/P	159,000	115,981
Ser. A-1, zero %, 7/1/31	BBB–/P	141,000	111,603
Ser. A-1, zero %, 7/1/29	B/P	109,000	93,431
Ser. A-1, zero %, 7/1/27	B/P	112,000	103,012
PR, Elec. Pwr. Auth. Rev. Bonds, Ser. TT, 5.00%, 7/1/37 (In default) †	D/P	7,500,000	3,656,250
			27,932,685
Rhode Island (0.4%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB–/P	3,000,000	3,001,732
			3,001,732
South Carolina (1.2%)
Berkeley Cnty., Assmt. Rev. Bonds, (Nexton Impt. Dist.), 4.25%, 11/1/40	BB–/P	1,000,000	922,137
SC State Jobs Econ. Dev. Auth. Edl. Fac. 144A Rev. Bonds
(High Point Academy), Ser. A, 5.75%, 6/15/39	Ba1	2,000,000	1,994,038
(Greenville Renewable Energy Ed. Charter School), 4.00%, 6/1/56	BB/P	1,530,000	1,083,352
(Greenville Renewable Energy Ed. Charter School), 4.00%, 6/1/36	BB/P	1,000,000	873,178
SC State Jobs Econ. Dev. Auth. Hlth. Care Rev. Bonds
5.75%, 11/15/54	BB	1,000,000	1,048,448
5.50%, 11/15/44	BB	750,000	788,165
SC State Jobs-Econ. Dev. Auth. Rev. Bonds, (Woodlands at Furman), Ser. A
5.00%, 11/15/54	BB/P	1,000,000	958,121
5.00%, 11/15/42	BB/P	585,000	587,287
			8,254,726

8
Tax-Free High Yield Fund

MUNICIPAL BONDS AND NOTES (99.2%)* cont.	Rating**	Principal amount	Value
South Dakota (0.2%)
Lincoln Cnty., Econ. Dev. Rev. Bonds, (Augustana College Assn. (The)), 4.00%, 8/1/51	BBB–	$2,060,000	$1,688,424
			1,688,424
Tennessee (1.4%)
Metro. Govt. Nashville & Davidson Cnty., Hlth. & Edl. Fac. Board Rev. Bonds
(Trevecca Nazarene U.), 5.00%, 10/1/48	BBB–/F	1,800,000	1,801,588
(Trevecca Nazarene U.), 5.00%, 10/1/39	BBB–/F	800,000	816,056
(Trevecca Nazarene U.), 5.00%, 10/1/34	BBB–/F	400,000	413,642
(Trevecca Nazarene U.), 5.00%, 10/1/29	BBB–/F	600,000	616,139
(Blakeford at Green Hills), Ser. A, 4.00%, 11/1/55	BBB–/F	3,000,000	2,376,943
Metro. Nashville, Arpt. Auth. Rev. Bonds, Ser. B
5.50%, 7/1/41	A1	875,000	947,913
5.50%, 7/1/38	A1	875,000	963,862
Nashville, Metro. Dev. & Hsg. Agcy. 144A Tax Alloc. Bonds, (Fifth & Broadway Dev. Dist.), 5.125%, 6/1/36	B+/P	1,250,000	1,270,301
			9,206,444
Texas (5.3%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds, (Wayside Schools), Ser. A
4.00%, 8/15/46	BB	850,000	715,849
4.00%, 8/15/36	BB	335,000	310,627
Arlington, Higher Ed. Fin. Corp. 144A Rev. Bonds
(Magellan School (The)), 6.375%, 6/1/62	Ba3	2,400,000	2,478,301
(BASIS TX Charter Schools, Inc.), 4.875%, 6/15/59	Ba2	1,000,000	968,362
(BASIS TX Charter Schools, Inc.), 4.875%, 6/15/54	Ba2	1,050,000	1,026,681
Clifton, Higher Ed. Fin. Corp. Ed. Rev. Bonds, (Intl. Leadership), Ser. D, 6.125%, 8/15/48	Baa3	6,000,000	6,038,504
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	BB+/F	1,000,000	1,012,673
Houston, Arpt. Syst. Rev. Bonds, (United Airlines, Inc.)
Ser. B, 5.50%, 7/15/39	Ba3	1,000,000	1,073,035
4.00%, 7/1/41	BB–/F	3,750,000	3,522,337
Houston, Higher Ed. Fin. Corp. Rev. Bonds, (Houston Baptist U.), 4.00%, 10/1/51	BBB–	2,100,000	1,759,580
Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	BBB+	3,000,000	3,145,327
Medina Cnty., 144A Special Assmt. Bonds, (Talley Ho Pub. Impt. Dist.), 5.35%, 9/1/54	B+/P	1,371,000	1,317,307
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(MRC Sr. Living-Langford (The)), Ser. A, 5.50%, 11/15/52	B–/P	250,000	201,486
(MRC Senior Living-Langford (The)), 5.50%, 11/15/46	B–/P	700,000	584,111
(MRC Senior Living-Langford (The)), 5.375%, 11/15/36	B–/P	500,000	449,564
(Woman’s U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 5.00%, 7/1/32	AA	700,000	724,748
(Westminster Manor), 4.00%, 11/1/55	BBB/F	1,450,000	1,350,374
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds, (Buckner Retirement Svcs., Inc.), 5.00%, 11/15/37	A–/F	1,620,000	1,638,653
TX State Tech. College Syst. Fin. Syst. Rev. Bonds, Ser. A, AGM, 6.00%, 8/1/54	AA	4,000,000	4,460,653
TX State Trans. Comm. Rev. Bonds, (State Hwy. 249 Sys.), Ser. A, zero %, 8/1/39	Baa2	1,500,000	772,478
Uptown Dev. Auth. Tax Alloc. Bonds, (City of Houston Reinvestment Zone No. 16)
3.00%, 9/1/40	Baa2	605,000	468,397
3.00%, 9/1/39	Baa2	550,000	432,688
3.00%, 9/1/38	Baa2	750,000	603,486
3.00%, 9/1/37	Baa2	650,000	539,152
3.00%, 9/1/36	Baa2	650,000	551,606
			36,145,979
Utah (1.8%)
Black Desert Pub. Infrastructure Dist. 144A Special Assmt. Bonds, 5.625%, 12/1/53	BB+/P	3,000,000	3,025,648
Infrastructure Agcy. Telecomm. Rev. Bonds
5.50%, 10/15/48	BBB–/F	500,000	525,603
5.50%, 10/15/44	BBB–/F	450,000	479,745
5.25%, 10/15/39	BBB–/F	405,000	433,358
5.00%, 10/15/32	BBB–/F	1,000,000	1,060,057
4.00%, 10/15/42	BBB–/F	1,500,000	1,365,911
MDA Mountain Village Pub. Infrastructure Dist. Special Assmt., Ser. A, 5.00%, 8/1/50	B/P	2,000,000	1,973,672
Mida Mountain Village Pub. Infrastructure Dist. 144A Special Assmt. Bonds, (Mountain Village Assmt. Area No. 2), 4.00%, 8/1/50	B/P	1,625,000	1,384,775
Mida Mountain Village, Pub. Infrastructure Dist. 144A Tax Alloc. Bonds, Ser. 2, 6.00%, 6/15/54	CCC+/P	1,000,000	1,037,839

Tax-Free High Yield Fund
9

MUNICIPAL BONDS AND NOTES (99.2%)* cont.	Rating**	Principal amount	Value
Utah cont.
Skyridge Pegasus Infrastructure Fin. Dist. 144A Special Assmt. Bonds, 5.25%, 12/1/44	B–/P	$700,000	$694,745
UT Infrastructure Agcy. Telecomm. Rev. Bonds, 5.25%, 10/15/36	BBB–/F	355,000	386,649
			12,368,002
Virginia (1.0%)
Cherry Hill Cmnty., Dev. Auth. 144A Special Assmt. Bonds, (Potomac Shores), 5.15%, 3/1/35	B/P	500,000	500,120
Farms of New Kent, Cmnty. Dev. Auth. 144A Special Assmt. Bonds, Ser. A, 3.75%, 3/1/36	B+/P	900,000	856,318
James City Cnty., Econ. Dev. Auth. Rev. Bonds, (Williamsburg Landing), Ser. A, 4.00%, 12/1/50	BB/P	2,250,000	1,885,387
James City Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (Williamsburg Landing, Inc.), Ser. A, 6.875%, 12/1/58	BB+/P	1,000,000	1,100,102
Lower Magnolia Green Cmnty., Dev. Auth. 144A Special Assmt. Bonds, 5.00%, 3/1/35	B/P	785,000	785,000
Suffolk, Econ. Dev. Auth. Retirement Fac. Rev. Bonds, (United Church Homes & Svcs. Oblig. Group), 5.00%, 9/1/31	BB/P	1,500,000	1,501,290
			6,628,217
Washington (3.6%)
Grays Harbor Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, 6.875%, 12/1/53	BB+	5,000,000	5,513,711
Kalispel Tribe of Indians Priority Dist. Rev. Bonds, Ser. A, 5.00%, 1/1/32	BB+/P	990,000	1,013,402
Skagit Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds
5.50%, 12/1/54	Baa3	2,000,000	2,097,686
(Skagit Regl. Hlth. Impt.), 5.00%, 12/1/37	Baa3	2,000,000	2,011,450
WA State Hsg. Fin. Comm. Rev. Bonds
(Wesley Homes Lea Hill), 5.00%, 7/1/36	B/P	575,000	536,053
Ser. 1, Class A, 4.221%, 3/20/40	A3	1,247,708	1,209,326
Ser. 1, Class A, 3.375%, 4/20/37	BBB+	5,146,228	4,629,417
WA State Hsg. Fin. Comm. 144A Rev. Bonds, (Presbyterian Retirement Cmnty. Northwest), Ser. A, 5.00%, 1/1/46	BB/F	2,500,000	2,363,492
WA State Hsg. Fin. Comm. Nonprofit 144A Rev. Bonds
(Seattle Academy of Arts & Sciences), 6.125%, 7/1/53	BBB	2,500,000	2,709,698
(Spokane Intl. Academy), Ser. A, 5.00%, 7/1/50	Ba2	500,000	484,593
(Spokane Intl. Academy), Ser. A, 4.00%, 7/1/40	Ba2	2,235,000	2,019,091
			24,587,919
West Virginia (0.2%)
Monongalia Cnty., Bldg. Comm. 144A Tax Alloc. Bonds, (Dev. Dist. No. 4)
6.00%, 6/1/53	BB–/P	880,000	936,110
5.75%, 6/1/43	BB–/P	440,000	469,319
			1,405,429
Wisconsin (6.9%)
Pub. Fin. Auth. Rev. Bonds, (Northwest Nazarene U.), 5.00%, 10/1/43	Baa3	3,425,000	3,431,604
Pub. Fin. Auth. Tax Alloc. Bonds, (Southeast Overtown Pk. West. Cmnty. Redev. Agcy.), 5.00%, 6/1/41	B+/P	1,375,000	1,414,212
Pub. Fin. Auth. 144A Rev. Bonds
(Foundation Academy Charter School), 5.00%, 7/1/60	BB+	1,250,000	1,180,773
(Foundation Academy Charter School), 5.00%, 7/1/55	BB+	1,000,000	954,882
(WFCS Holdings, LLC), 5.00%, 1/1/55	BB–/P	3,800,000	3,613,328
(Roseman U. of Hlth. Sciences), 5.00%, 4/1/50 (Prerefunded 4/1/30)	AAA/P	95,000	103,550
Pub. Fin. Auth. Conference Ctr. & Hotel Rev. Bonds, (U. of NC Charlotte Foundation), Ser. A, 4.00%, 9/1/51	BB+/P	3,500,000	2,527,719
Pub. Fin. Auth. Ed. 144A Rev. Bonds
(North Carolina Leadership Academy), 5.00%, 6/15/54	BB+/P	455,000	433,459
(North Carolina Leadership Academy), 5.00%, 6/15/49	BB+/P	1,040,000	1,007,044
(Mater Academy of NV), 5.00%, 12/15/44	BB	690,000	691,739
(Mater Academy of NV), 5.00%, 12/15/39	BB	700,000	714,187
(North Carolina Leadership Academy), 5.00%, 6/15/39	BB+/P	410,000	410,082
Pub. Fin. Auth. Edl. Fac. Rev. Bonds, (Piedmont Cmnty. Charter School), 5.00%, 6/15/53	Baa3	1,000,000	958,254
Pub. Fin. Auth. Exempt Fac. Rev. Bonds, (Celanese U.S. Holdings, LLC), Ser. C, 4.30%, 11/1/30	Baa3	700,000	700,717
Pub. Fin. Auth. Multi-Fam Affordable Hsg. 144A Rev. Bonds, (Dominium Holdings I, LLC), Ser. 1, Class B-1, 6.81%, 4/28/36	BBB–/P	2,375,000	2,424,551
Pub. Fin. Auth. Multi-Fam. Hsg. 144A Rev. Bonds, (Promenade Apt.), 6.25%, 2/1/39	BB–/P	1,700,000	1,743,438
Pub. Fin. Auth. Pooled Charter School Certif. Rev. Bonds, Ser. 23-1, Class A, 5.75%, 7/1/62	Aa3	2,855,209	2,963,939
Pub. Fin. Auth. Retirement Fac. 144A Rev. Bonds, (Southminster, Inc.), 5.00%, 10/1/48	BB/F	1,500,000	1,449,423
Pub. Fin. Auth. Student Hsg. Fac. Rev. Bonds
(NC A&T Real Estate Foundation, LLC), Ser. B, 5.00%, 6/1/44	BBB–	1,900,000	1,902,076
(Appalachian State U.), Ser. A, AGM, 4.00%, 7/1/55	AA	1,000,000	894,534

10
Tax-Free High Yield Fund

MUNICIPAL BONDS AND NOTES (99.2%)* cont.	Rating**	Principal amount	Value
Wisconsin cont.
Pub. Fin. Auth. Student Hsg. Fac. 144A Rev. Bonds
(CHF-Manoa, LLC), Ser. A, 5.75%, 7/1/63	BBB–	$2,000,000	$2,108,947
(UHF RISE Student Hsg., LLC), Ser. A-1, 4.00%, 7/1/61	Ba1	1,400,000	1,102,638
WI Pub. Fin. Auth. Edl. Fac. Rev. Bonds
(Queens U. of Charlotte), Ser. A, 5.25%, 3/1/42	BBB–	3,000,000	3,049,715
5.00%, 2/1/64	BBB–	2,000,000	1,993,312
WI Pub. Fin. Auth. Hotel 144A Rev. Bonds, (Grand Hyatt), 6.00%, 2/1/62	BB–/P	2,000,000	2,090,477
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(PHW Menomonee Falls, Inc.), 6.125%, 10/1/59	BB–/P	700,000	724,431
(WI Masonic Home), 5.75%, 8/15/59	BBB–/F	1,500,000	1,594,981
(Oakwood Lutheran Sr. Ministries Oblig. Group), 4.00%, 1/1/57	BB/P	1,350,000	1,090,021
(St. John’s Communities, Inc.), 4.00%, 9/15/36	BBB/F	790,000	762,864
(St. John’s Communities, Inc.), 4.00%, 9/15/31	BBB/F	970,000	958,306
WI State Pub. Fin. Auth. 144A Rev. Bonds, (Church Home of Hartford, Inc.), Ser. A, 5.00%, 9/1/38	BB/F	1,500,000	1,500,086
			46,495,289
Total municipal bonds and notes (cost $677,414,116)			$671,185,848
SHORT-TERM INVESTMENTS (2.1%)*	Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 4.54% L	Shares 13,746,704	$13,746,704
U.S. Treasury Bills 4.312%, 4/8/25 #	$300,000	297,764
Total short-term investments (cost $14,044,387)		$14,044,468
TOTAL INVESTMENTS
Total investments (cost $691,458,503)	$685,230,316
Key to holding’s abbreviations
VRDN	Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 2.25% as of the close of the reporting period.
Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from August 1, 2024 through January 31, 2025 (the reporting period). Within the following notes to the portfolio, references to “Franklin Advisers” represent Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $676,584,067.
**	The Moody’s, Standard & Poor’s or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
†	This security is non-income-producing.
††	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $256,954 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
F	This security is valued by Franklin Advisers at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities’ valuation inputs (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
T	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, US Secured Overnight Financing Rate (SOFR), Chicago Mercantile Exchange (CME) Term SOFR 3 Month or CME Term SOFR 6 Month rates, which were 2.25%, 4.38%, 4.30%, and 4.25%, respectively, as of the close of the reporting period.
Tax-Free High Yield Fund
11

The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
The dates shown on debt obligations are the original maturity dates.
The fund had the following sector (concentration)(concentrations) greater than 10% at the close of the reporting period (as a percentage of net assets):
Education	26.1%
Health care	17.7
Land	11.2
Transportation	10.3
FUTURES CONTRACTS OUTSTANDING at 1/31/25(Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond Ultra 30 yr (Short)	41	$4,857,219	$4,857,219	Mar-25	$296,246
Unrealized appreciation					296,246
Unrealized (depreciation)					—
Total					$296,246
ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$669,694,203	$1,491,645
Short-term investments	—	14,044,468	—
Totals by level	$—	$683,738,671	$1,491,645
	Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$296,246	$—	$—
Totals by level	$296,246	$—	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

12
Tax-Free High Yield Fund

Financial statements

Statement of assets and liabilities

1/31/25 (Unaudited)

ASSETS
Investment in securities, at value( Note 1) :
Unaffiliated issuers (identified cost $677,711,799)	$671,483,612
Affiliated issuers (identified cost $13,746,704) (Note 5)	13,746,704
Cash	423
Dividends, interest and other receivables	7,550,774
Receivable for variation margin on futures contracts (Note 1)	44,838
Receivable for shares of the fund sold	208,829
Receivable for investments sold	214,000
Prepaid assets	52,037
Total assets	693,301,217

LIABILITIES
Payable for investments purchased	398
Payable for shares of the fund repurchased	1,770,354
Payable for compensation of Manager (Note 2)	259,799
Payable for custodian fees (Note 2)	11,879
Payable for investor servicing fees (Note 2)	80,993
Payable for Trustee compensation and expenses (Note 2)	245,618
Payable for administrative services (Note 2)	1,149
Payable for distribution fees (Note 2)	109,121
Distributions payable to shareholders	80,016
Payable for floating rate notes issued (Note 1)	14,052,985
Other accrued expenses	104,838
Total liabilities	16,717,150
Net assets	$676,584,067

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$709,282,190
Total distributable earnings (Note 1)	(32,698,123)
Total — Representing net assets applicable to capital shares outstanding	$676,584,067

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($473,892,906 divided by 40,778,914 shares)	$11.62
Offering price per class A share (100/96.00 of $11.62)*	$12.10
Net asset value and offering price per class C share ($10,260,774 divided by 880,388 shares)**	$11.65
Net asset value, offering price and redemption price per class R6 share ($3,095,004 divided by 265,082 shares)	$11.68
Net asset value, offering price and redemption price per class Y share ($189,335,383 divided by 16,218,400 shares)	$11.67
*	On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Tax-Free High Yield Fund	13

Statement of operations

Six months ended 1/31/25 (Unaudited)

Investment income
Interest	$16,209,456
Dividends (including dividend income of $236,182 from investments in affiliated issuers) (Note 5)	236,182
Total investment income	16,445,638

EXPENSES
Compensation of Manager (Note 2)	1,578,154
Investor servicing fees (Note 2)	247,060
Custodian fees (Note 2)	9,028
Trustee compensation and expenses (Note 2)	12,190
Distribution fees (Note 2)	667,220
Administrative services (Note 2)	7,229
Interest and fees expense (Note 2)	274,167
Other	134,869
Total expenses	2,929,917
Expense reduction (Note 2)	(6,318)
Net expenses	2,923,599
Net investment income	13,522,039

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(970,009)
Futures contracts (Note 1)	(778,420)
Total net realized loss	(1,748,429)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	(6,301,484)
Futures contracts	563,385
Total change in net unrealized depreciation	(5,738,099)
Net loss on investments	(7,486,528)
Net increase in net assets resulting from operations	$6,035,511

The accompanying notes are an integral part of these financial statements.

14	Tax-Free High Yield Fund

Statement of changes in net assets

	Six months ended 1/31/25*	Year ended 7/31/24
Increase (decrease) in net assets
Operations
Net investment income	$13,522,039	$26,600,941
Net realized loss on investments	(1,748,429)	(14,774,749)
Change in net unrealized appreciation (depreciation) of investments	(5,738,099)	43,467,519
Net increase in net assets resulting from operations	6,035,511	55,293,711
Distributions to shareholders (Note 1):
From ordinary income
Taxable net investment income
Class A	(216,922)	(76,847)
Class B	(9)	(24)
Class C	(3,874)	(1,813)
Class R6	(1,379)	(438)
Class Y	(88,795)	(29,432)
From tax-exempt net investment income
Class A	(8,942,989)	(18,117,829)
Class B	(344)	(13,064)
Class C	(159,292)	(396,508)
Class R6	(57,621)	(90,276)
Class Y	(3,681,887)	(7,008,918)
Decrease from capital share transactions (Note 4)	(5,071,935)	(26,579,293)
Total increase (decrease) in net assets	(12,189,536)	2,979,269
Net assets
Beginning of period	688,773,603	685,794,334
End of period	$676,584,067	$688,773,603
*Unaudited.

The accompanying notes are an integral part of these financial statements.

Tax-Free High Yield Fund	15

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[a]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class A
January 31, 2025**	$11.74	.23	(.13)	.10	(.22)	—	(.22)	$11.62	.88*	$473,893	.46*	1.94*	9*
July 31, 2024	11.23	.45	.49	.94	(.43)	—	(.43)	11.74	8.60	486,954.96		3.94	25
July 31, 2023	11.70	.42	(.48)	(.06)	(.41)	—	(.41)	11.23	(.36)	495,546	1.02	3.75	35
July 31, 2022	13.46	.38	(1.58)	(1.20)	(.37)	(.19)	(.56)	11.70	(9.11)	564,818.87		2.96	34
July 31, 2021	12.67	.40	.79	1.19	(.40)	—[c]	(.40)	13.46	9.59	681,458.85		3.08	25
July 31, 2020	12.87	.44	(.07)	.37	(.44)	(.13)	(.57)	12.67	2.95	658,929.86		3.36	43
Class C
January 31, 2025**	$11.78	.19	(.14)	.05	(.18)	—	(.18)	$11.65	.41*	$10,261	.83*	1.56*	9*
July 31, 2024	11.26	.36	.50	.86	(.34)	—	(.34)	11.78	7.87	11,521	1.71	3.19	25
July 31, 2023	11.74	.33	(.48)	(.15)	(.33)	—	(.33)	11.26	(1.18)	14,699	1.77	2.99	35
July 31, 2022	13.51	.29	(1.59)	(1.30)	(.28)	(.19)	(.47)	11.74	(9.79)	18,207	1.62	2.20	34
July 31, 2021	12.71	.30	.81	1.11	(.31)	—[c]	(.31)	13.51	8.84	24,231	1.60	2.36	25
July 31, 2020	12.90	.33	(.05)	.28	(.34)	(.13)	(.47)	12.71	2.18	30,283	1.63	2.59	43
Class R6
January 31, 2025**	$11.80	.25	(.13)	.12	(.24)	—	(.24)	$11.68	1.03*	$3,095	.32*	2.08*	9*
July 31, 2024	11.28	.48	.50	.98	(.46)	—	(.46)	11.80	8.97	2,791.69		4.22	25
July 31, 2023	11.76	.45	(.48)	(.03)	(.45)	—	(.45)	11.28	(.15)	1,913.75		4.03	35
July 31, 2022	13.53	.41	(1.58)	(1.17)	(.41)	(.19)	(.60)	11.76	(8.90)	1,915.60		3.24	34
July 31, 2021	12.73	.44	.80	1.24	(.44)	—[c]	(.44)	13.53	9.95	1,680.58		3.34	25
July 31, 2020	12.93	.47	(.06)	.41	(.48)	(.13)	(.61)	12.73	3.21	1,269.61		3.61	43
Class Y
January 31, 2025**	$11.79	.25	(.13)	.12	(.24)	—	(.24)	$11.67	1.02*	$189,335	.33*	2.06*	9*
July 31, 2024	11.28	.48	.49	.97	(.46)	—	(.46)	11.79	8.85	187,353.71		4.19	25
July 31, 2023	11.76	.45	(.49)	(.04)	(.44)	—	(.44)	11.28	(.17)	172,972.77		4.01	35
July 31, 2022	13.52	.41	(1.57)	(1.16)	(.41)	(.19)	(.60)	11.76	(8.83)	146,016.62		3.19	34
July 31, 2021	12.73	.43	.80	1.23	(.44)	—[c]	(.44)	13.52	9.84	189,596.60		3.32	25
July 31, 2020	12.92	.47	(.06)	.41	(.47)	(.13)	(.60)	12.73	3.27	147,762.63		3.59	43
*	Not annualized.
**	Unaudited.
[a]	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
[b]	Includes amounts paid through expense offset arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.
[c]	Amount represents less than $0.01 per share.
[d]	Includes interest and fee expense associated with borrowings which amounted to (for each class):
Percentage of average net assets
January 31, 2025	0.04%
July 31, 2024	0.11
July 31, 2023	0.17
July 31, 2022	0.03
July 31, 2021	0.02
July 31, 2020	0.04

The accompanying notes are an integral part of these financial statements.

16
Tax-Free High Yield Fund

Notes to financial statements 1/31/25 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from August 1, 2024 through January 31, 2025. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Templeton
Franklin Distributors	Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods on or after August 2, 2024
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, an indirect wholly-owned subsidiary of Franklin Templeton
Putnam Retail Management	Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods prior to August 2, 2024
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Tax-Free High Yield Fund (the fund) is a diversified series of Putnam Tax-Free Income Trust (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company. The goal of the fund is to seek high current income exempt from federal income tax. The fund invests mainly in bonds that pay interest that is exempt from federal income tax (but that may be subject to federal alternative minimum tax (AMT)), are a combination of below-investment-grade and investment-grade securities, and have intermediate- to long-term maturities (i.e., three years or longer). Under normal circumstances, the fund invests at least 80% of the fund’s net assets in tax-exempt investments. This investment policy cannot be changed without the approval of the fund’s shareholders. Interest income from private activity bonds may be subject to federal AMT for individuals. These investments are not included for the purpose of complying with the 80% investment policy. Such tax-exempt investments in which the fund invests are issued by or for states, territories or possessions of the United States or by their political subdivisions, agencies, authorities or other government entities, and the income from these investments is exempt from federal income tax. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	Up to 4.00%	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class R6 †	None	None	None
Class Y †	None	None	None
† Not available to all investors.

Effective September 5, 2024, the fund converted all of its class B shares into class A shares, and subsequently terminated its class B shares as a fund offering.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities

Tax-Free High Yield Fund
17

quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security’s fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Tender option bond transactions The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in the fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $20,370,497 were held by the TOB trust and served as collateral for $14,052,985 in floating-rate bonds outstanding. For the reporting period ended, the fund incurred interest expense of $233,790 for these investments based on an average interest rate of 3.29%.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit Effective January 31, 2025, the fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers) managed by an affiliate of Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the fund shall, in addition to interest charged on any borrowings made by the fund and other costs incurred by the fund, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in Other expenses in the Statements of operations. During the reporting period, the fund did not use the Global Credit Facility.

Prior to January 31, 2025, the fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the fund based on the fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At July 31, 2024 † , the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
Short-term	Long-term	Total
$9,347,311	$21,125,527	$30,472,838

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments,

18
Tax-Free High Yield Fund

but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $690,600,030, resulting in gross unrealized appreciation and depreciation of $23,359,245 and $28,432,713, respectively, or net unrealized depreciation of $5,073,468.

Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Franklin Advisers a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.630%	of the first $5 billion,
0.580%	of the next $5 billion,
0.530%	of the next $10 billion,
0.480%	of the next $10 billion,
0.430%	of the next $50 billion,
0.410%	of the next $50 billion,
0.400%	of the next $100 billion and
0.395%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.230% of the fund’s average net assets.

Franklin Advisers has contractually agreed, through November 30, 2025 to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Franklin Advisers has retained Putnam Management as a sub-advisor for the fund pursuant to a sub-advisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the fund. Franklin Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

Effective November 1, 2024, FTIML is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. FTIML did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers were to engage the services of FTIML, Franklin Advisers (and not the fund) would pay a monthly sub-management fee to FTIML for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by FTIML.

Prior to November 1, 2024, PIL was authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers had engaged the services of PIL, Franklin Advisers (and not the fund) would have paid a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL. Effective November 1, 2024, PIL merged into FTIML, and PIL investment professionals became employees of FTIML.

Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Franklin Advisers an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custodian fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

PSERV, an affiliate of Franklin Advisers, provides investor servicing agent functions to the fund. PSERV received fees for investor servicing for class A, class B, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$174,954
Class B	8
Class C	3,898
Class R6	729
Class Y	67,471
Total	$247,060

The fund has entered into expense offset arrangements with PSERV and State Street whereby PSERV’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $6,318 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $462, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Franklin Distributors for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Franklin Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of

Tax-Free High Yield Fund
19

the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$612,523
Class B	1.00%	0.85%	97
Class C	1.00%	1.00%	54,600
Total			$667,220

For the reporting period, Franklin Distributors, acting as underwriter, received net commissions of $5,301 from the sale of class A shares and received no monies and $505 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Franklin Distributors, acting as underwriter, received $2,154 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$62,816,026	$64,885,476
U.S. government securities (Long-term)	—	—
Total	$62,816,026	$64,885,476

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class A	Shares	Amount	Shares	Amount
Shares sold	2,745,848	$32,357,302	4,093,945	$45,817,028
Shares issued in connection with reinvestment of distributions	700,529	8,217,532	1,432,231	16,086,986
	3,446,377	40,574,834	5,526,176	61,904,014
Shares repurchased	(4,142,084)	(48,614,957)	(8,196,734)	(91,554,710)
Net decrease	(695,707)	$(8,040,123)	(2,670,558)	$(29,650,696)
	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class B*	Shares	Amount	Shares	Amount
Shares sold	—	$—	105	$1,168
Shares issued in connection with reinvestment of distributions	22	257	907	10,097
	22	257	1,012	11,265
Shares repurchased	(13,068)	(155,048)	(46,979)	(526,278)
Net decrease	(13,046)	$(154,791)	(45,967)	$(515,013)
	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class C	Shares	Amount	Shares	Amount
Shares sold	70,813	$840,061	102,368	$1,162,001
Shares issued in connection with reinvestment of distributions	13,529	159,149	33,952	381,736
	84,342	999,210	136,320	1,543,737
Shares repurchased	(182,393)	(2,152,013)	(463,460)	(5,225,476)
Net decrease	(98,051)	$(1,152,803)	(327,140)	$(3,681,739)
	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class R6	Shares	Amount	Shares	Amount
Shares sold	51,539	$606,970	113,033	$1,279,020
Shares issued in connection with reinvestment of distributions	5,040	59,000	7,970	90,096
	56,579	665,970	121,003	1,369,116
Shares repurchased	(28,062)	(329,414)	(54,036)	(605,233)
Net increase	28,517	$336,556	66,967	$763,883
	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class Y	Shares	Amount	Shares	Amount
Shares sold	2,177,143	$25,637,890	6,212,365	$69,916,267
Shares issued in connection with reinvestment of distributions	310,109	3,653,779	596,120	6,734,268
	2,487,252	29,291,669	6,808,485	76,650,535
Shares repurchased	(2,153,401)	(25,352,443)	(6,262,835)	(70,146,263)
Net increase	333,851	$3,939,226	545,650	$6,504,272

* Effective September 5, 2024, the fund terminated its class B shares.

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Tax-Free High Yield Fund

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 7/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/25
Short-term investments
Putnam Short Term Investment Fund Class P ‡	$7,799,542	$95,890,950	$89,943,788	$236,182	$13,746,704
Total Short-term investments	$7,799,542	$95,890,950	$89,943,788	$236,182	$13,746,704
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Franklin Advisers. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Futures contracts (number of contracts)	50

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Interest rate contracts	Investments, Receivables, Net assets — Unrealized appreciation	$296,246 *	Payables, Net assets — Unrealized depreciation	$—
Total		$296,246		$—
* Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Futures	Total
Interest rate contracts	(778,420)	$(778,420)
Total	$(778,420)	$(778,420)
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Futures	Total
Interest rate contracts	$563,385	$563,385
Total	$563,385	$563,385

Tax-Free High Yield Fund
21

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	JPMorgan Securities LLC	Total
Assets:
Futures contracts §	$44,838	$44,838
Total Assets	$44,838	$44,838
Liabilities:
Futures contracts §	—	—
Total Liabilities	$—	$—
Total Financial and Derivative Net Assets	$44,838	$44,838
Total collateral received (pledged) †##	$—
Net amount	$44,838
Controlled collateral received (including TBA commitments)**	$—	$—
Uncontrolled collateral received	$—	$—
Collateral (pledged) (including TBA commitments)**	$—	$—
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§	Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts, which is not included in the table above, amounted to $256,954.

Note 9: Operating segments

The fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023–07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the fund’s financial position or results of operations.

The fund operates as a single operating segment, which is an investment portfolio. The fund’s investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of assets and liabilities and the Statement of operations, along with the related notes to the financial statements. The fund’s portfolio provides details of the fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial highlights.

22
Tax-Free High Yield Fund

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes

Not applicable

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

Tax-Free High Yield Fund
23

Board approval of management and subadvisory agreements (Unaudited)

At its meeting on September 27, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved a new Sub-Advisory Agreement with respect to your fund (the “New FTIML Sub-Advisory Agreement”) between Franklin Advisers, Inc. (“Franklin Advisers”) and its affiliate, Franklin Templeton Investment Management Limited (“FTIML”). Franklin Advisers and FTIML are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”). (Because FTIML is an affiliate of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by FTIML, the Trustees did not attempt to evaluate FTIML as a separate entity.)

The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act), requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New FTIML Sub-Advisory Agreement. At its September 2024 meeting, the Contract Committee met with representatives of Franklin Templeton, and separately in executive session, to consider the information provided. At the September 2024 Board of Trustees’ meetings, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

Considerations in connection with the Trustees’ approval of the New FTIML Sub-Advisory Agreement

The Trustees considered the proposed New FTIML Sub-Advisory Agreement in connection with the planned November 1, 2024 merger (the “Merger”) of Putnam Investments Limited (“PIL”), an affiliate of Franklin Advisers and a sub-adviser to your fund prior to the Merger, with and into FTIML. The Trustees considered that, in connection with the Merger, PIL investment professionals would become employees of FTIML, and, upon consummation of the Merger, PIL would cease to exist as a separate legal entity.

The Trustees noted that Franklin Templeton viewed the Merger as a further step in the integration of the legacy Putnam and Franklin Templeton organizations, offering potential operational efficiencies and enhanced investment resources for the funds. The Trustees also considered, among other factors, that:

• The Merger and the New FTIML Sub-Advisory Agreement would not result in any reduction or material change in the nature or the level of the sub-advisory services provided to the funds;

• The PIL portfolio managers who are responsible for the day-to-day management of the applicable funds would be the same immediately prior to, and immediately after, the Merger, and these investment personnel would have access to the same research and other resources to support their respective investment advisory functions and operate under the same conditions both immediately before and after the Merger;

• Despite a change in the sub-advisory fee structure for certain funds, the New FTIML Sub-Advisory Agreement would not result in an increase in the advisory fee rates payable by each fund, as Franklin Advisers would be responsible for overseeing the investment advisory services provided to the applicable funds by FTIML under the New FTIML Sub-Advisory Agreement and would compensate FTIML for such services out of the fees it receives under each fund’s Management Contract with Franklin Advisers; and

• The terms of the New FTIML Sub-Advisory Agreement were substantially similar to those under the sub-management contract between Franklin Advisers and PIL with respect to the fund (the “PIL Sub-Management Contract”). 1

The Trustees also considered that, prior to the Merger, counsel to Franklin Advisers and FTIML had provided a legal opinion that the Merger and the appointment of FTIML as sub-adviser to the funds would not result in an “assignment” under the 1940 Act of the PIL Sub-Management Contract and that the New FTIML Sub-Advisory Agreement did not require shareholder approval.

The Trustees also took into account that they had most recently approved the fund’s PIL Sub-Management Contract in June 2024. Because, other than the parties to the contract, the revised sub-advisory fee structure for certain funds, and certain other non-substantive changes to contractual terms, the New FTIML Sub-Advisory Agreement was substantially similar to the PIL Sub-Management Contract, the Trustees relied to a considerable extent on their previous approval of the PIL Sub-Management Contract.

Board of Trustees’ Conclusions

After considering the factors described above, as well as other factors, the Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the New FTIML Sub-Advisory Agreement represented reasonable compensation in light of the nature and quality of the services that would be provided to the funds, and determined to approve the New FTIML Sub-Advisory Agreement for your fund. These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor.

1 The New PIL Sub-Management Contract was operative until the effective date of the Merger, November 1, 2024, and was replaced by the New FTIML Sub-Advisory Agreement effective as of that date.

24
Tax-Free High Yield Fund

© 2025 Franklin Templeton. All rights reserved.	38915-SFSOI 3/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 19. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Income Trust

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: March 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: March 27, 2025

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: March 27, 2025